                PREMIER ADVISERS -- ASSETMANAGER ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier
Advisers -- AssetManager Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

-----------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Lord Abbett Mid Cap Value Portfolio
  INSURANCE                                        MFS(R) Emerging Markets Equity Portfolio
  FUNDS) -- SERIES I                               Morgan Stanley Mid Cap Growth Portfolio
  Invesco V.I. Government Securities Fund          Van Kampen Comstock Portfolio
  Invesco Van Kampen V.I. American Franchise     METROPOLITAN SERIES FUND
     Fund                                          BlackRock Money Market Portfolio -- Class A
  Invesco Van Kampen V.I. Growth and Income        Oppenheimer Global Equity
     Fund                                             Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                Western Asset Management Strategic Bond
  TRUST -- CLASS I                                 Opportunities Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    THE UNIVERSAL INSTITUTIONAL FUNDS,
     All Cap Value                                 INC. -- CLASS I
  Portfolio                                        Growth Portfolio
  Legg Mason ClearBridge Variable Large Cap
     Value Portfolio
  Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
  Legg Mason Western Asset Variable Global
     High Yield Bond
  Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
  Clarion Global Real Estate Portfolio


Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $50
(waived if Contract Value is $75,000 or more)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

STANDARD DEATH BENEFIT                                         CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
----------------------                                         ------------------    --------------------------
Mortality & Expense Risk Charge*...........................           1.45%                     1.40%
Administrative Expense Charge..............................           0.15%                     0.15%
                                                                      -----                     -----
Total Annual Separate Account Charges......................           1.60%                     1.55%



ENHANCED DEATH BENEFIT                                         CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
----------------------                                         ------------------    --------------------------
Mortality & Expense Risk Charge*...........................           1.60%                     1.40%
Administrative Expense Charge..............................           0.15%                     0.15%
                                                                      -----                     -----
Total Annual Separate Account Charges......................           1.75%                     1.55%


---------
* We will waive the following amount of the Mortality & Expense Risk Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.59% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class A.

..

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.09%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)  -- SERIES I
  Invesco V.I. Government
     Securities Fund.............     0.46%          --        0.29%           --             0.75%         0.05%         0.70%
  Invesco Van Kampen V.I.
     American Franchise Fund.....     0.67%          --        0.28%           --             0.95%         0.05%         0.90%
  Invesco Van Kampen V.I.
     Comstock Fund++.............     0.56%          --        0.24%           --             0.80%         0.08%         0.72%
  Invesco Van Kampen V.I. Growth
     and Income Fund.............     0.56%          --        0.28%           --             0.84%         0.12%         0.72%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.06%           --             0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.08%           --             0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%           --             0.94%         0.00%         0.94%
MET INVESTORS SERIES TRUST
  -- CLASS A
  Clarion Global Real Estate
     Portfolio...................     0.61%          --        0.06%           --             0.67%           --          0.67%
  Lord Abbett Mid Cap Value
     Portfolio...................     0.67%          --        0.06%           --             0.73%         0.02%         0.71%
  MFS(R) Emerging Markets Equity
     Portfolio...................     0.92%          --        0.17%           --             1.09%           --          1.09%
  Morgan Stanley Mid Cap Growth
     Portfolio...................     0.65%          --        0.07%           --             0.72%         0.01%         0.71%
  Van Kampen Comstock Portfolio..     0.58%          --        0.03%           --             0.61%         0.01%         0.60%
METROPOLITAN SERIES FUND
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%           --             0.35%         0.01%         0.34%
  Oppenheimer Global Equity
     Portfolio  -- Class A.......     0.52%          --        0.10%           --             0.62%           --          0.62%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio  -- Class B.......     0.61%        0.25%       0.06%           --             0.92%         0.04%         0.88%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.38%           --             0.88%           --          0.88%*


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* The Portfolio's Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual agreement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund                   current income and capital
                                    appreciation.
Invesco Van Kampen V.I. American    Seeks capital growth.                Invesco Advisers, Inc.
  Franchise Fund
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund++                            through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund                   and income.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited;
                                                                         Western Asset Management Company
                                                                         Pte. Ltd.
MET INVESTORS SERIES
  TRUST -- CLASS A
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio                         investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio                         through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio                                                              Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio                                                              Subadviser: Morgan Stanley
                                                                         Investment Management Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Van Kampen Comstock Portfolio       Seeks capital growth and income.     MetLife Advisers, LLC
                                                                         Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco Van Kampen V.I. Capital Growth          Invesco Van Kampen V.I. American Franchise
     Fund -- Series I                                Fund -- Series I
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND
  Neuberger Berman Mid Cap Value                  Lord Abbett Mid Cap Value
     Portfolio -- Class A                            Portfolio -- Class A


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund, and was reorganized into a new trust.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Mid Cap Value Portfolio -- Class  Lord Abbett Mid Cap Value Portfolio -- Class A
     A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       PREMIER ADVISERS L ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers L Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

-----------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Invesco Small Cap Growth Portfolio -- Class
  INSURANCE                                           B
  FUNDS) -- SERIES II                              Lord Abbett Mid Cap Value
  Invesco V.I. Diversified Dividend Fund              Portfolio -- Class A
  Invesco V.I. Government Securities Fund          MFS(R) Emerging Markets Equity
  Invesco V.I. S&P 500 Index Fund                     Portfolio -- Class A
  Invesco Van Kampen V.I. American Franchise       MFS(R) Research International
     Fund                                             Portfolio -- Class B
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     T. Rowe Price Large Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Van Kampen Comstock Portfolio -- Class B
  Mid Cap Portfolio                              METROPOLITAN SERIES FUND
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Bond Income Portfolio -- Class B
  TRUST -- CLASS I                                 BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class A
     Growth Portfolio                              BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Fundamental      FI Value Leaders Portfolio -- Class D
     All Cap Value                                 MFS(R) Total Return Portfolio -- Class F
  Portfolio                                        Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Growth Portfolio                              Western Asset Management Strategic Bond
  Legg Mason ClearBridge Variable Large Cap           Opportunities Portfolio -- Class B
     Value Portfolio                             MORGAN STANLEY VARIABLE INVESTMENT
  Legg Mason ClearBridge Variable Small Cap        SERIES -- CLASS Y
     Growth Portfolio                              The Multi Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME              THE UNIVERSAL INSTITUTIONAL FUNDS,
  TRUST -- CLASS I                                 INC. -- CLASS I
  Legg Mason Western Asset Variable Global         Growth Portfolio
     High Yield Bond
  Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A


Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We currently do not assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.80% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the

GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge*..............................................    1.80%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.95%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.10%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........    2.60%
Optional GMWB I Charge..........................................................    1.00%(6)
Optional GMWB II Charge.........................................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.35%


---------
*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.20%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Diversified
     Dividend Fund  -- Series
     II..........................     0.52%        0.25%       0.15%           --             0.92%         0.00%         0.92%
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.29%           --             1.00%         0.05%         0.95%
  Invesco V.I. S&P 500 Index
     Fund  -- Series II..........     0.12%        0.25%       0.28%           --             0.65%           --          0.65%
  Invesco Van Kampen V.I.
     American Franchise Fund
     -- Series II................     0.67%        0.25%       0.28%           --             1.20%         0.05%         1.15%
  Invesco Van Kampen V.I.
     Comstock Fund  -- Series
     I++.........................     0.56%          --        0.24%           --             0.80%         0.08%         0.72%
  Invesco Van Kampen V.I. Growth
     and Income Fund  -- Series
     II..........................     0.56%        0.25%       0.28%           --             1.09%         0.12%         0.97%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.05%           --             0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.06%           --             0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.11%           --             0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.08%           --             0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%           --             0.94%         0.00%         0.94%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%           --             0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%         0.07%            0.92%         0.00%         0.92%
  Invesco Small Cap Growth
     Portfolio  -- Class B.......     0.85%        0.25%       0.03%           --             1.13%         0.02%         1.11%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class A.......     0.67%          --        0.06%           --             0.73%         0.02%         0.71%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A.......     0.92%          --        0.17%           --             1.09%           --          1.09%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%           --             1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class A.......     0.65%          --        0.07%           --             0.72%         0.01%         0.71%
  T. Rowe Price Large Cap Value
     Portfolio  -- Class B.......     0.57%        0.25%       0.02%           --             0.84%           --          0.84%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.58%        0.25%       0.03%           --             0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Bond Income
     Portfolio -- Class B........     0.34%        0.25%       0.03%           --             0.62%         0.01%         0.61%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.71%          --        0.02%           --             0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%           --             0.35%         0.01%         0.34%
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.07%           --             0.84%           --          0.84%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%           --             0.79%           --          0.79%
  Oppenheimer Global Equity
     Portfolio  -- Class A++.....     0.52%          --        0.10%           --             0.62%           --          0.62%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%           --             0.87%           --          0.87%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio  -- Class B.......     0.61%        0.25%       0.06%           --             0.92%         0.04%         0.88%
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth
     Portfolio...................     0.42%        0.25%       0.14%           --             0.81%           --          0.81%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.38%           --             0.88%           --          0.88%*


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* The Portfolio's Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual agreement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Diversified Dividend   Seeks to provide reasonable          Invesco Advisers, Inc.
  Fund -- Series II                 current income and long-term
                                    growth of income and capital.
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco V.I. S&P 500 Index          Seeks to provide investment          Invesco Advisers, Inc.
  Fund -- Series II                 results that, before expenses,
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's(R) 500
                                    Composite Stock Price Index.
Invesco Van Kampen V.I. American    Seeks capital growth.                Invesco Advisers, Inc.
  Franchise Fund -- Series II

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited;
                                                                         Western Asset Management Company
                                                                         Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class A              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
The Multi Cap Growth Portfolio      Seeks, as its primary objective,     Morgan Stanley Investment
                                    growth of capital through            Management Inc.
                                    investments in common stocks of
                                    companies believed by the Adviser
                                    to have potential for superior
                                    growth and, as a secondary
                                    objective, income, but only when
                                    consistent with its primary
                                    objective.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A-Additional Information Regarding Underlying Funds" for more information.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco V.I. Dividend Growth Fund -- Series     Invesco V.I. Diversified Dividend
     II                                              Fund -- Series II
  Invesco Van Kampen V.I. Capital Growth          Invesco Van Kampen V.I. American Franchise
     Fund -- Series II                               Fund -- Series II
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND
  Neuberger Berman Mid Cap Value                  Lord Abbett Mid Cap Value
     Portfolio -- Class A                            Portfolio -- Class A


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund, and was reorganized into a new trust.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Mid Cap Value Portfolio -- Class  Lord Abbett Mid Cap Value Portfolio -- Class A
     A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                 PREMIER ADVISERS L (SERIES II) ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers L (Series
II) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

-----------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Invesco Small Cap Growth Portfolio -- Class
  INSURANCE                                           B
  FUNDS) -- SERIES II                              Lord Abbett Mid Cap Value
  Invesco V.I. Diversified Dividend Fund              Portfolio -- Class A
  Invesco V.I. Government Securities Fund          MFS(R) Emerging Markets Equity
  Invesco V.I. S&P 500 Index Fund                     Portfolio -- Class A
  Invesco Van Kampen V.I. American Franchise       MFS(R) Research International
     Fund                                             Portfolio -- Class B
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     T. Rowe Price Large Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Van Kampen Comstock Portfolio -- Class B
  Mid Cap Portfolio                              METROPOLITAN SERIES FUND
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Bond Income Portfolio -- Class B
  TRUST -- CLASS I                                 BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class A
     Growth Portfolio                              BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Fundamental      FI Value Leaders Portfolio -- Class D
     All Cap Value                                 MFS(R) Total Return Portfolio -- Class F
  Portfolio                                        Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Growth Portfolio                              Western Asset Management Strategic Bond
  Legg Mason ClearBridge Variable Large Cap           Opportunities Portfolio -- Class B
     Value Portfolio                             MORGAN STANLEY VARIABLE INVESTMENT
  Legg Mason ClearBridge Variable Small Cap        SERIES -- CLASS Y
     Growth Portfolio                              The Multi Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME              THE UNIVERSAL INSTITUTIONAL FUNDS,
  TRUST -- CLASS I                                 INC. -- CLASS I
  Legg Mason Western Asset Variable Global         Growth Portfolio
     High Yield Bond
  Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A


Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We currently do not assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the

GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge*..............................................    1.70%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.00%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........    2.50%
Optional GMWB I Charge..........................................................    1.00%(6)
Optional GMWB II Charge.........................................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.25%


---------
*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.20%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Diversified
     Dividend Fund  -- Series
     II..........................     0.52%        0.25%       0.15%           --             0.92%         0.00%         0.92%
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.29%           --             1.00%         0.05%         0.95%
  Invesco V.I. S&P 500 Index
     Fund  -- Series II..........     0.12%        0.25%       0.28%           --             0.65%           --          0.65%
  Invesco Van Kampen V.I.
     American Franchise Fund
     -- Series II................     0.67%        0.25%       0.28%           --             1.20%         0.05%         1.15%
  Invesco Van Kampen V.I.
     Comstock Fund  -- Series
     I++.........................     0.56%          --        0.24%           --             0.80%         0.08%         0.72%
  Invesco Van Kampen V.I. Growth
     and Income Fund  -- Series
     II..........................     0.56%        0.25%       0.28%           --             1.09%         0.12%         0.97%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.05%           --             0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.06%           --             0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.11%           --             0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.08%           --             0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%           --             0.94%         0.00%         0.94%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%           --             0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%         0.07%            0.92%         0.00%         0.92%
  Invesco Small Cap Growth
     Portfolio  -- Class B.......     0.85%        0.25%       0.03%           --             1.13%         0.02%         1.11%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class A.......     0.67%          --        0.06%           --             0.73%         0.02%         0.71%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A.......     0.92%          --        0.17%           --             1.09%           --          1.09%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%           --             1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class A.......     0.65%          --        0.07%           --             0.72%         0.01%         0.71%
  T. Rowe Price Large Cap Value
     Portfolio  -- Class B.......     0.57%        0.25%       0.02%           --             0.84%           --          0.84%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.58%        0.25%       0.03%           --             0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Bond Income
     Portfolio -- Class B........     0.34%        0.25%       0.03%           --             0.62%         0.01%         0.61%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.71%          --        0.02%           --             0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%           --             0.35%         0.01%         0.34%
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.07%           --             0.84%           --          0.84%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%           --             0.79%           --          0.79%
  Oppenheimer Global Equity
     Portfolio  -- Class A++.....     0.52%          --        0.10%           --             0.62%           --          0.62%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%           --             0.87%           --          0.87%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio  -- Class B.......     0.61%        0.25%       0.06%           --             0.92%         0.04%         0.88%
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth
     Portfolio...................     0.42%        0.25%       0.14%           --             0.81%           --          0.81%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.38%           --             0.88%           --          0.88%*


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* The Portfolio's Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual agreement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Diversified Dividend   Seeks to provide reasonable          Invesco Advisers, Inc.
  Fund -- Series II                 current income and long-term
                                    growth of income and capital.
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco V.I. S&P 500 Index          Seeks to provide investment          Invesco Advisers, Inc.
  Fund -- Series II                 results that, before expenses,
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's(R) 500
                                    Composite Stock Price Index.
Invesco Van Kampen V.I. American    Seeks capital growth.                Invesco Advisers, Inc.
  Franchise Fund -- Series II

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited;
                                                                         Western Asset Management Company
                                                                         Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class A              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
The Multi Cap Growth Portfolio      Seeks, as its primary objective,     Morgan Stanley Investment
                                    growth of capital through            Management Inc.
                                    investments in common stocks of
                                    companies believed by the Adviser
                                    to have potential for superior
                                    growth and, as a secondary
                                    objective, income, but only when
                                    consistent with its primary
                                    objective.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix A-Additional Information Regarding Underlying Funds" for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco V.I. Dividend Growth Fund -- Series     Invesco V.I. Diversified Dividend
     II                                              Fund -- Series II
  Invesco Van Kampen V.I. Capital Growth          Invesco Van Kampen V.I. American Franchise
     Fund -- Series II                               Fund -- Series II
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND
  Neuberger Berman Mid Cap Value                  Lord Abbett Mid Cap Value
     Portfolio -- Class A                            Portfolio -- Class A


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund, and was reorganized into a new trust.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Mid Cap Value Portfolio -- Class  Lord Abbett Mid Cap Value Portfolio -- Class A
     A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


                                       B-1